RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Additional Information (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 USD ($) $ / kr company item customer T	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Freight rate change		$ 1,000
Carrying value		$ 1,960,938,000	$ 1,748,434,000
Threshold percentage of total voyage costs as cost of fuel oil consumed by vessels		56.40%	62.30%	61.10%
Percentage of sensitivity to changes in the bunker prices		10.00%
Number of Protection and Indemnity club | item		2
Number of banks having loan portfolio | item		11
Aggregate insured value of hull and machinery and interest for TORM's owned vessels		$ 2,100,000,000	$ 1,900,000,000	$ 1,800,000,000
Number of major customers | customer		1	1	1
Average percentage of demurrage		97.00%	96.90%	98.70%
Percentage of total freight revenues as demurrage		18.00%	17.30%	13.10%
Percentage of forward freight agreements (FFAs) and fuel swaps		100.00%	100.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD		86.00%	80.90%	83.20%
Percentage of operating expenses denominated in currencies other than USD		21.30%	23.80%	20.10%
Notional value after 30 June 2023		$ 45,000,000
Liquidity reserve in cash and cash equivalents including restricted cash		$ 171,733,000	$ 135,564,000	$ 72,483,000
Major customer one
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue		15.00%
Cash flow hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of bunker consumption hedged		42.10%	14.60%	6.50%
Percentage of bunker requirements for hedging instruments		4.10%	15.60%	2.60%
Average price of hedging instrument		531
Number of bunker requirements covered for hedging instruments | T		17,270
Estimated total number of bunker requirements for hedging instruments | T		426,261
Percentage of administrative and operating expenses denominated in currencies in DKK and EUR		70.30%	66.10%	63.00%
Percentage of exposure to interest rate risk		84.90%	67.60%	61.60%
Total interest expense exposure		$ 953,000,000
Vessels
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value		1,937,800,000	$ 1,722,500,000	$ 1,674,800,000
Market value of fleet (excluding undelivered newbuildings)		$ 1,869,500,000	$ 1,475,800,000	$ 1,632,600,000
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liability after 30 June 2023		75.10%
Notional value after 30 June 2023		$ 704,000,000
Interest hedging
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liability after 30 June 2023		74.90%
Notional value after 30 June 2023		$ 578,000,000
Currency risk | Cash flow hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | $ / kr		6.27
Interest rate risk | Cash flow hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis		1.38
Notional value of interest rate hedges covering		$ 772,000,000
CH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue		23.00%	24.00%
U.S
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue			12.00%
MX
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue		16.00%	11.00%
Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Administrative and operating expenses | kr	kr 390
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		14
Bottom of range | Major customer one
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue			10.00%	10.00%
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		16
Revolving Credit Facilities | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional value after 30 June 2023		$ 57,000,000
Working capital facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional value after 30 June 2023		45,000,000
Working capital facility | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional value after 30 June 2023		45,000,000
Credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn and committed credit facilities		$ 38,000,000	$ 132,000,000	$ 173,000,000